Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 3.7%
Charter Hall Group	8,944	121,512
Charter Hall Retail REIT	28,676	84,446
Cromwell Property Group	125,986	76,740
Dexus	53,531	423,133
Goodman Group	39,733	693,508
Mirvac Group	347,872	704,338
REA Group Ltd.	818	93,641
Scentre Group	565,569	1,237,815
Shopping Centres Australasia Property Group	48,331	95,176
Stockland	249,397	769,960
The GPT Group	96,647	360,613
Vicinity Centres	380,935	456,525
		5,117,407

Austria 0.2%
CA Immobilien Anlagen AG	1,970	80,924
IMMOFINANZ AG *	5,541	128,917
S IMMO AG	3,446	77,068
		286,909

Belgium 0.2%
Befimmo S.A.	2,069	73,679
Cofinimmo S.A.	1,090	171,411
Warehouses De Pauw CVA	1,667	77,428
		322,518

Brazil 0.2%
BR Malls Participacoes S.A. *	89,322	125,518
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	30,589	73,999
Multiplan Empreendimentos Imobiliarios S.A.	18,200	63,452
		262,969

Canada 3.0%
Allied Properties Real Estate Investment Trust	5,674	183,218
Altus Group Ltd.	1,717	87,930
Artis Real Estate Investment Trust	21,184	183,906
Boardwalk Real Estate Investment Trust	4,179	174,036
Canadian Apartment Properties REIT	6,573	292,568
Chartwell Retirement Residences	17,975	155,203
Choice Properties Real Estate Investment Trust	11,898	131,605
Colliers International Group, Inc.	1,300	175,504
Cominar Real Estate Investment Trust	40,851	367,114
Crombie Real Estate Investment Trust	7,225	96,997
SECURITY	NUMBER OF SHARES	VALUE ($)
Dream Office Real Estate Investment Trust	10,043	170,050
First Capital Real Estate Investment Trust	19,567	268,358
FirstService Corp.	676	129,935
Granite Real Estate Investment Trust	1,645	126,892
H&R Real Estate Investment Trust	43,418	533,272
Killam Apartment Real Estate Investment Trust	3,968	68,460
NorthWest Healthcare Properties Real Estate Investment Trust	7,684	79,460
RioCan Real Estate Investment Trust	34,166	568,341
SmartCentres Real Estate Investment Trust	11,334	264,574
Tricon Residential, Inc.	4,950	67,966
		4,125,389

China 8.9%
Agile Group Holdings Ltd.	417,000	274,271
Central China Management Co., Ltd.	104,000	20,013
Central China Real Estate Ltd.	115,000	16,222
China Aoyuan Group Ltd. (a)	246,000	68,771
China Evergrande Group	1,245,000	365,613
China Jinmao Holdings Group Ltd.	1,309,000	399,408
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	71,800	129,128
China Overseas Grand Oceans Group Ltd.	173,000	78,028
China Overseas Land & Investment Ltd.	893,500	2,054,117
China Resources Land Ltd.	376,000	1,570,821
China SCE Group Holdings Ltd.	411,000	108,522
China South City Holdings Ltd.	1,040,000	69,149
China Vanke Co., Ltd., A Shares	93,800	268,416
China Vanke Co., Ltd., H Shares	260,600	591,214
CIFI Holdings Group Co., Ltd.	390,000	212,554
Country Garden Holdings Co., Ltd.	1,334,682	1,176,279
Country Garden Services Holdings Co., Ltd.	7,400	44,864
Fantasia Holdings Group Co., Ltd. *(b)	1,009,500	40,779
Gemdale Corp., A Shares	33,600	52,776
Gemdale Properties & Investment Corp., Ltd.	754,000	72,344
Greenland Holdings Corp., Ltd., A Shares	82,040	52,797
Greentown China Holdings Ltd. (a)	127,500	188,688
Guangzhou R&F Properties Co., Ltd., H Shares (a)	793,800	429,635
Hopson Development Holdings Ltd.	79,090	191,375
Kaisa Group Holdings Ltd. *	456,000	62,191
KWG Group Holdings Ltd.	136,500	101,221
Logan Group Co., Ltd.	142,000	137,120
Longfor Group Holdings Ltd.	143,500	681,161
Midea Real Estate Holding Ltd.	24,000	41,617
Poly Developments and Holdings Group Co., Ltd., A Shares	111,200	241,823
Poly Property Group Co., Ltd	814,000	204,596
Red Star Macalline Group Corp. Ltd., A Shares *	34,400	45,766
Ronshine China Holdings Ltd. *	184,500	70,170
Seazen Group Ltd. *(b)	302,000	216,580
Seazen Holdings Co., Ltd., A Shares	7,900	38,661

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	49,700	81,500
Shenzhen Investment Ltd.	787,563	178,353
Shimao Group Holdings Ltd.	310,000	357,270
Sino-Ocean Group Holding Ltd.	1,746,500	408,426
Sunac China Holdings Ltd.	244,000	437,574
Times China Holdings Ltd.	159,000	84,894
Yuexiu Property Co., Ltd.	259,000	241,761
Yuzhou Group Holdings Co., Ltd.	887,963	87,680
Zhongliang Holdings Group Co. Ltd.	111,000	48,177
		12,242,325

France 1.3%
Covivio	3,672	304,275
Gecina S.A.	2,217	298,719
ICADE	3,578	254,122
Klepierre S.A. *	22,829	480,385
Mercialys S.A.	12,633	117,982
Nexity S.A.	7,852	337,024
		1,792,507

Germany 1.5%
alstria Office REIT-AG	6,650	146,925
Aroundtown S.A.	33,861	202,890
Deutsche Euroshop AG	5,256	83,633
Deutsche Wohnen SE	2,044	91,676
Grand City Properties S.A.	6,200	146,957
LEG Immobilien SE	2,300	321,818
TAG Immobilien AG	6,936	192,236
Vonovia SE	16,149	896,205
		2,082,340

Hong Kong 8.2%
Champion REIT	92,000	47,546
CK Asset Holdings Ltd.	340,250	1,946,235
Fortune Real Estate Investment Trust	106,000	108,757
Hang Lung Group Ltd.	143,000	317,472
Hang Lung Properties Ltd.	142,000	281,523
Henderson Land Development Co., Ltd.	111,866	457,433
Hongkong Land Holdings Ltd.	135,327	729,566
Hysan Development Co., Ltd.	45,500	138,869
K Wah International Holdings Ltd.	347,000	133,970
Kerry Properties Ltd.	131,000	340,644
Link REIT	83,500	723,842
New World Development Co., Ltd.	280,460	1,107,384
Powerlong Real Estate Holdings Ltd.	267,000	160,833
Shui On Land Ltd.	1,511,000	200,826
Sino Land Co., Ltd.	344,583	410,244
Sun Hung Kai Properties Ltd.	169,000	2,057,859
Swire Properties Ltd.	78,000	185,134
The Wharf Holdings Ltd.	314,000	1,097,269
Wharf Real Estate Investment Co., Ltd.	161,200	813,788
		11,259,194

Japan 7.9%
Advance Residence Investment Corp.	33	101,551
Aeon Mall Co., Ltd.	18,100	256,371
Daito Trust Construction Co., Ltd.	14,070	1,523,917
Daiwa House REIT Investment Corp.	34	97,330
GLP J-REIT	63	100,490
Heiwa Real Estate Co., Ltd.	2,300	68,936
Hulic Co., Ltd.	25,100	237,456
Japan Metropolitan Fund Invest	245	211,389
Japan Prime Realty Investment Corp.	25	89,304
Japan Real Estate Investment Corp.	35	202,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Leopalace21 Corp. *	155,900	267,933
Mitsubishi Estate Co., Ltd.	107,400	1,476,094
Mitsui Fudosan Co., Ltd.	108,000	2,219,963
Nippon Building Fund, Inc.	39	241,017
Nippon Prologis REIT, Inc.	36	117,578
Nomura Real Estate Holdings, Inc.	20,700	448,828
Nomura Real Estate Master Fund, Inc.	122	173,934
Open House Co., Ltd.	4,600	260,736
Orix JREIT, Inc.	71	113,218
Relo Group, Inc.	5,800	106,731
SAMTY Co., Ltd. (a)	2,800	56,315
Starts Corp., Inc.	5,200	111,344
Sumitomo Realty & Development Co., Ltd.	36,600	1,141,625
Takara Leben Co., Ltd.	18,300	42,927
Tokyo Tatemono Co., Ltd.	26,200	370,890
Tokyu Fudosan Holdings Corp.	124,200	639,981
United Urban Investment Corp.	100	127,745
		10,806,159

Mexico 0.4%
Fibra Uno Administracion S.A. de C.V.	328,500	301,805
Macquarie Mexico Real Estate Management S.A. de C.V.	85,000	97,992
PLA Administradora Industrial S. de R.L de C.V.	71,600	85,850
		485,647

Netherlands 1.3%
Eurocommercial Properties N.V.	6,389	125,598
Unibail-Rodamco-Westfield *	23,362	1,537,700
Wereldhave N.V.	8,808	119,056
		1,782,354

Philippines 0.9%
Ayala Corp. (b)	26,150	432,711
Ayala Land, Inc. (b)	483,632	330,463
GT Capital Holdings, Inc. (b)	19,830	223,731
Robinsons Land Corp. (b)	157,700	56,854
SM Prime Holdings, Inc. (b)	309,800	229,673
		1,273,432

Singapore 2.0%
Ascendas Real Estate Investment Trust	125,788	268,824
Ascott Residence Trust	132,200	95,644
CapitaLand Integrated Commercial Trust	193,705	298,587
Capitaland Investment Ltd. *	436,700	1,075,309
City Developments Ltd.	64,400	330,567
Mapletree Commercial Trust	73,527	109,622
Mapletree Industrial Trust	50,544	97,646
Mapletree Logistics Trust	75,344	102,490
Mapletree North Asia Commercial Trust	136,315	99,746
Suntec Real Estate Investment Trust	99,700	107,190
UOL Group Ltd.	38,880	195,427
		2,781,052

South Africa 1.1%
Fortress REIT Ltd., Class A	75,702	59,876
Growthpoint Properties Ltd.	454,291	381,313
Hyprop Investments Ltd.	69,562	140,794
NEPI Rockcastle plc	32,496	201,555
Redefine Properties Ltd. *	1,424,946	447,956

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resilient REIT Ltd.	30,223	106,165
Vukile Property Fund Ltd.	183,361	144,658
		1,482,317

Sweden 1.0%
Castellum AB	14,844	418,090
Fabege AB	7,619	127,254
Fastighets AB Balder, B Shares *	1,673	124,968
JM AB	8,678	388,114
Pandox AB *	6,262	90,504
Wallenstam AB, B Shares	4,830	86,566
Wihlborgs Fastigheter AB	5,008	118,342
		1,353,838

Switzerland 0.8%
Allreal Holding AG	1,030	213,618
Mobimo Holding AG *	393	127,740
PSP Swiss Property AG	1,372	160,903
Swiss Prime Site AG	5,535	524,307
		1,026,568

Taiwan 0.5%
Chong Hong Construction Co., Ltd.	30,000	79,795
Farglory Land Development Co. Ltd	41,000	95,012
Highwealth Construction Corp.	132,470	220,111
Huaku Development Co., Ltd	28,000	92,330
Ruentex Development Co., Ltd	68,388	157,281
		644,529

Thailand 0.6%
AP Thailand PCL NVDR	399,861	103,137
Central Pattana PCL NVDR	126,400	194,891
Land & Houses PCL NVDR	857,700	212,020
Quality Houses PCL NVDR	1,034,400	68,146
Sansiri PCL NVDR	2,977,783	105,959
Supalai PCL NVDR	192,282	118,922
		803,075

United Arab Emirates 1.2%
Aldar Properties PJSC	328,693	359,280
Emaar Development PJSC *	132,154	164,549
Emaar Properties PJSC	849,367	1,084,144
		1,607,973

United Kingdom 2.2%
Big Yellow Group plc	4,878	105,876
Derwent London plc	3,373	152,886
Grainger plc	31,833	126,485
Great Portland Estates plc	14,852	141,838
Hammerson plc (a)	348,371	139,948
Intu Properties plc *(a)(b)	2,915,975	0
Land Securities Group plc	64,954	626,118
NewRiver REIT plc	55,675	64,049
Rightmove plc	15,995	158,852
Safestore Holdings plc	6,857	121,380
Savills plc	14,583	259,113
Segro plc	18,997	355,038
The British Land Co., plc	69,645	470,896
The Unite Group plc	6,175	87,135
Tritax Big Box REIT plc	21,574	68,186
Workspace Group plc	7,326	77,507
		2,955,307

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 52.1%
Acadia Realty Trust	6,596	133,173
Alexander & Baldwin, Inc.	12,320	271,410
Alexandria Real Estate Equities, Inc.	3,087	617,616
American Assets Trust, Inc.	3,293	113,279
American Campus Communities, Inc.	9,744	504,155
American Finance Trust, Inc.	12,088	95,979
American Homes 4 Rent, Class A	8,074	323,687
American Tower Corp.	10,174	2,670,472
Americold Realty Trust	5,071	165,517
Apartment Income REIT Corp.	10,438	529,833
Apple Hospitality REIT, Inc.	35,469	532,744
AvalonBay Communities, Inc.	6,320	1,509,658
Boston Properties, Inc.	11,199	1,207,700
Brandywine Realty Trust	21,657	278,292
Brixmor Property Group, Inc.	31,171	708,829
Camden Property Trust	4,403	727,420
CareTrust REIT, Inc.	2,407	48,645
CBRE Group, Inc., Class A *	22,223	2,123,852
Centerspace	1,191	121,708
Chatham Lodging Trust *	9,508	113,240
Columbia Property Trust, Inc.	15,033	288,634
CoreSite Realty Corp.	1,260	215,523
Corporate Office Properties Trust	9,178	235,507
CoStar Group, Inc. *	3,149	244,866
Cousins Properties, Inc.	5,754	217,271
Crown Castle International Corp.	12,965	2,355,092
CubeSmart	7,548	406,988
Cushman & Wakefield plc *	7,668	135,570
CyrusOne, Inc.	4,174	371,569
DiamondRock Hospitality Co. *	33,617	292,804
Digital Realty Trust, Inc.	8,291	1,390,732
DigitalBridge Group, Inc. *	109,667	872,949
Diversified Healthcare Trust	135,773	378,807
Douglas Emmett, Inc.	10,109	331,272
Duke Realty Corp.	11,867	692,202
Easterly Government Properties, Inc.	2,654	55,654
EastGroup Properties, Inc.	966	196,774
Empire State Realty Trust, Inc., Class A	19,081	173,446
EPR Properties	6,721	309,973
Equinix, Inc.	2,253	1,829,887
Equity Commonwealth *	7,675	195,329
Equity LifeStyle Properties, Inc.	5,421	440,727
Equity Residential	20,405	1,740,751
Essex Property Trust, Inc.	2,653	900,534
Extra Space Storage, Inc.	3,996	799,200
Federal Realty Investment Trust	4,249	521,225
First Industrial Realty Trust, Inc.	4,117	248,708
Gaming & Leisure Properties, Inc.	9,749	439,875
Global Net Lease, Inc.	7,245	102,879
Healthcare Realty Trust, Inc.	7,954	249,119
Healthcare Trust of America, Inc., Class A	11,277	382,967
Healthpeak Properties, Inc.	32,661	1,073,240
Hersha Hospitality Trust *	12,988	114,684
Highwoods Properties, Inc.	8,591	371,131
Host Hotels & Resorts, Inc. *	119,885	1,882,194
Hudson Pacific Properties, Inc.	11,082	269,736
Independence Realty Trust, Inc.	3,816	93,492
Industrial Logistics Properties Trust	2,872	63,644
Invitation Homes, Inc.	15,629	632,037
Iron Mountain, Inc.	31,811	1,445,492
JBG SMITH Properties	6,490	180,357
Jones Lang LaSalle, Inc. *	6,193	1,454,798
Kennedy-Wilson Holdings, Inc.	10,360	224,708
Kilroy Realty Corp.	5,781	373,048
Kimco Realty Corp.	45,782	1,026,432
Kite Realty Group Trust	28,259	568,571
Lamar Advertising Co., Class A	5,687	621,362

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lexington Realty Trust	18,554	279,238
Life Storage, Inc.	3,020	399,063
LTC Properties, Inc.	2,352	74,700
Mack-Cali Realty Corp. *	10,958	183,108
Marcus & Millichap, Inc. *	2,263	96,970
Medical Properties Trust, Inc.	17,244	367,125
Mid-America Apartment Communities, Inc.	4,796	989,175
National Health Investors, Inc.	2,198	114,824
National Retail Properties, Inc.	7,244	319,460
Newmark Group, Inc., Class A	9,116	146,403
Office Properties Income Trust	7,239	171,781
Omega Healthcare Investors, Inc.	13,087	365,651
Orion Office REIT, Inc. *	2,261	40,178
Outfront Media, Inc.	20,182	504,348
Paramount Group, Inc.	26,850	213,726
Park Hotels & Resorts, Inc. *	46,236	769,367
Pebblebrook Hotel Trust	14,561	305,053
Physicians Realty Trust	9,196	163,965
Piedmont Office Realty Trust, Inc., Class A	17,634	306,479
Preferred Apartment Communities, Inc.	10,707	141,118
Prologis, Inc.	13,366	2,014,924
PS Business Parks, Inc.	935	163,812
Public Storage	4,816	1,576,662
Realogy Holdings Corp. *	48,862	742,214
Realty Income Corp.	22,733	1,544,025
Regency Centers Corp.	8,601	596,393
Retail Opportunity Investments Corp.	8,189	143,799
Rexford Industrial Realty, Inc.	1,227	85,988
RLJ Lodging Trust	35,170	442,790
RPT Realty	12,129	154,281
Ryman Hospitality Properties, Inc. *	3,883	300,544
Sabra Health Care REIT, Inc.	13,870	179,339
SBA Communications Corp.	1,366	469,631
Seritage Growth Properties, Class A *	4,811	69,230
Service Properties Trust	62,782	534,275
Simon Property Group, Inc.	24,492	3,743,357
SITE Centers Corp.	22,122	333,157
SL Green Realty Corp.	10,020	695,689
Spirit Realty Capital, Inc.	6,516	290,353
STAG Industrial, Inc.	4,289	186,915
STORE Capital Corp.	6,905	227,451
Summit Hotel Properties, Inc. *	16,565	148,257
Sun Communities, Inc.	2,660	501,623
Sunstone Hotel Investors, Inc. *	37,286	405,299
Tanger Factory Outlet Centers, Inc.	16,774	332,293
Terreno Realty Corp.	908	69,144
The GEO Group, Inc.	58,559	491,896
The Howard Hughes Corp. *	1,610	132,004
The Macerich Co.	42,790	807,019
UDR, Inc.	11,857	672,648
Uniti Group, Inc.	33,343	442,462
Urban Edge Properties	10,229	176,246
Ventas, Inc.	39,594	1,857,750
VICI Properties, Inc.	12,740	346,528
Vornado Realty Trust	19,836	796,217
Washington Real Estate Investment Trust	7,088	178,618
Welltower, Inc.	31,748	2,527,776
WP Carey, Inc.	7,268	554,912
Xenia Hotels & Resorts, Inc. *	18,262	286,166
Zillow Group, Inc., Class A *	131	7,088
Zillow Group, Inc., Class C *	450	24,422
		71,413,898
Total Common Stocks (Cost $111,449,263)		135,907,707

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.1% OF NET ASSETS

China 0.0%
CIFI Holdings Group Co., Ltd.
expires 12/20/21, strike HKD 4.00 *(b)	19,500	625

Germany 0.1%
Vonovia SE
expires 12/07/21, strike EUR 40.00 *	22,664	79,937

Singapore 0.0%
Mapletree Logistics Trust
expires 12/14/21, strike SGD 1.84 *(b)	2,787	41
Total Rights (Cost $0)		80,603

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core US REIT ETF	247	15,484
Total Investment Companies (Cost $15,585)		15,484

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	788,951	788,951

Time Deposits 0.4%
Brown Brothers Harriman & Co.
AUD
(0.12%), 12/01/21 (e)(f)	6,010	4,284
HKD
0.01%, 12/01/21 (e)	38,644	4,956
SGD
0.01%, 12/01/21 (e)	8,730	6,398
ZAR
3.30%, 12/01/21 (e)	44,691	2,810
SEK
(0.35%), 12/01/21 (e)(f)	25,646	2,845
CHF
(1.52%), 12/01/21 (e)(f)	2,673	2,911
Citibank NA
GBP
0.01%, 12/01/21 (e)	2,201	2,927
EUR
(0.79%), 12/01/21 (e)(f)	329,676	373,886
DnB Bank ASA
USD
0.01%, 12/01/21 (e)	192,712	192,712
Royal Bank of Canada
CAD
0.01%, 12/01/21 (e)	3,737	2,925

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
Sumitomo Mitsui Banking Corp.
JPY
(0.27%), 12/01/21 (e)(f)	1,201,292	10,628
		607,282
Total Short-Term Investments (Cost $1,396,233)		1,396,233
Total Investments in Securities (Cost $112,861,081)		137,400,027

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/17/21	7	290,780	(6,124)
MSCI EAFE Index, expires 12/17/21	2	223,550	(5,283)
MSCI Emerging Markets Index, expires 12/17/21	2	121,230	(4,969)
Net Unrealized Depreciation			(16,376)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $726,062.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
ETF —	Exchange traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
JPY —	Japanese Yen
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar
ZAR —	South African Rand

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$76,287,903	$—	$—	$76,287,903
Australia	—	5,117,407	—	5,117,407
Austria	77,068	209,841	—	286,909
Belgium	73,679	248,839	—	322,518
China	1,272,598	10,712,368	257,359	12,242,325
France	—	1,792,507	—	1,792,507
Germany	—	2,082,340	—	2,082,340
Hong Kong	1,565,207	9,693,987	—	11,259,194
Japan	100,490	10,705,669	—	10,806,159
Netherlands	125,598	1,656,756	—	1,782,354
Philippines	—	—	1,273,432	1,273,432
Singapore	1,075,309	1,705,743	—	2,781,052
South Africa	1,196,865	285,452	—	1,482,317
Sweden	90,504	1,263,334	—	1,353,838
Switzerland	213,618	812,950	—	1,026,568
Taiwan	—	644,529	—	644,529
Thailand	68,146	734,929	—	803,075
United Arab Emirates	—	1,607,973	—	1,607,973
United Kingdom	627,925	2,327,382	0*	2,955,307
Investment Companies	15,484	—	—	15,484
Rights[1]	79,937	—	—	79,937
China	—	—	625	625
Singapore	—	—	41	41
Short-Term Investments[1]	788,951	—	—	788,951
Time Deposits	—	607,282	—	607,282
Liabilities
Futures Contracts[2]	(16,376)	—	—	(16,376)
Total	$83,642,906	$52,209,288	$1,531,457	$137,383,651

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV21